THE ALGER ETF TRUST

QUARTERLY REPORT
September 30, 2021

THE ALGER ETF TRUST	ALGER 35 ETF
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—99.2%	SHARES	VALUE
AEROSPACE & DEFENSE—4.4%
HEICO Corp.	4,869	$642,075
APPLICATION SOFTWARE—8.9%
Adobe, Inc.*	732	421,427
Datadog, Inc., Cl. A*	2,630	371,750
Paycom Software, Inc.*	814	403,541
The Trade Desk, Inc., Cl. A*	1,689	118,737
		1,315,455
BIOTECHNOLOGY—2.2%
Natera, Inc.*	2,845	317,047
CONSUMER FINANCE—3.3%
Upstart Holdings, Inc.*	1,521	481,305
DATA PROCESSING & OUTSOURCED SERVICES—9.4%
Marqeta, Inc., Cl. A*	14,737	325,983
PayPal Holdings, Inc.*	2,130	554,247
Square, Inc., Cl. A*	801	192,112
Visa, Inc., Cl. A	1,420	316,305
		1,388,647
FINANCIAL EXCHANGES & DATA—2.9%
S&P Global, Inc.	1,010	429,139
HEALTHCARE EQUIPMENT—6.6%
Dexcom, Inc.*	673	368,037
Intuitive Surgical, Inc.*	601	597,484
		965,521
HEALTHCARE TECHNOLOGY—2.3%
Veeva Systems, Inc., Cl. A*	1,176	338,888
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C*	165	439,776
Genius Sports Ltd.*	31,192	582,043
Snap, Inc., Cl. A*	5,212	385,010
		1,406,829
INTERNET & DIRECT MARKETING RETAIL—9.6%
Amazon.com, Inc.*	379	1,245,030
MercadoLibre, Inc.*	97	162,902
		1,407,932
INTERNET SERVICES & INFRASTRUCTURE—1.5%
Shopify, Inc., Cl. A*	160	216,925
LIFE SCIENCES TOOLS & SERVICES—2.7%
Bio-Techne Corp.	830	402,193
MANAGED HEALTHCARE—1.0%
Progyny, Inc.*	2,554	143,024
OIL & GAS EQUIPMENT & SERVICES—1.2%
Core Laboratories NV	6,264	173,826
PHARMACEUTICALS—2.3%
Catalent, Inc.*	2,529	336,534
REAL ESTATE SERVICES—3.0%
FirstService Corp.	2,438	440,010
RESEARCH & CONSULTING SERVICES—2.0%
CoStar Group, Inc.*	3,433	295,444

THE ALGER ETF TRUST	ALGER 35 ETF
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—99.2% (CONT.)	SHARES	VALUE
RESTAURANTS—1.6%
Shake Shack, Inc., Cl. A*	2,912	$228,476
SEMICONDUCTOR EQUIPMENT—7.5%
Applied Materials, Inc.	5,610	722,175
SolarEdge Technologies, Inc.*	1,446	383,508
		1,105,683
SEMICONDUCTORS—3.8%
Advanced Micro Devices, Inc.*	2,876	295,940
QUALCOMM, Inc.	2,022	260,798
		556,738
SYSTEMS SOFTWARE—10.4%
Crowdstrike Holdings, Inc., Cl. A*	1,231	302,555
Microsoft Corp.	4,363	1,230,017
		1,532,572
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.0%
Apple, Inc.	3,145	445,017
TOTAL COMMON STOCKS
(Cost $13,800,187)		14,569,280
Total Investments
(Cost $13,800,187)	99.2%	$14,569,280
Unaffiliated Securities (Cost $13,800,187)		14,569,280
Other Assets in Excess of Liabilities	0.8%	122,078
NET ASSETS	100.0%	$14,691,358

*    Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST	ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—95.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.5%
HEICO Corp., Cl. A	7,733	$915,819
AIR FREIGHT & LOGISTICS—2.5%
GXO Logistics, Inc.*	11,726	919,787
APPLICATION SOFTWARE—9.7%
Amplitude, Inc., Cl. A*	5,509	299,359
Asana, Inc., Cl. A*	6,685	694,170
Bill.com Holdings, Inc.*	2,862	764,011
Five9, Inc.*	4,682	747,903
Qualtrics International, Inc., Cl. A*	16,869	720,981
Tyler Technologies, Inc.*	840	385,266
		3,611,690
AUTO PARTS & EQUIPMENT—2.2%
Aptiv PLC*	5,509	820,676
BIOTECHNOLOGY—5.4%
Moderna, Inc.*	1,670	642,716
Natera, Inc.*	12,224	1,362,243
		2,004,959
CASINOS & GAMING—2.0%
MGM Resorts International	17,103	737,995
CONSTRUCTION MACHINERY & HEAVY TRUCKS—2.6%
Caterpillar, Inc.	5,087	976,551
CONSUMER FINANCE—5.6%
Upstart Holdings, Inc.*	6,580	2,082,175
DATA PROCESSING & OUTSOURCED SERVICES—5.8%
Affirm Holdings, Inc., Cl. A*	8,964	1,067,881
TaskUS, Inc., Cl. A*	16,597	1,101,543
		2,169,424
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Generac Holdings, Inc.*	1,963	802,219
FOOD DISTRIBUTORS—2.9%
US Foods Holding Corp.*	30,802	1,067,597
HEALTHCARE EQUIPMENT—4.2%
Inmode Ltd.*	9,773	1,558,305
HEALTHCARE TECHNOLOGY—1.4%
Doximity, Inc., Cl. A*	6,437	519,466
HOMEFURNISHING RETAIL—2.0%
RH*	1,119	746,272
INDUSTRIAL MACHINERY—4.6%
Colfax Corp.*	20,496	940,767
Gates Industrial Corp. PLC*	46,542	757,238
		1,698,005
INTERACTIVE MEDIA & SERVICES—7.7%
Genius Sports Ltd.*	52,654	982,524
Match Group, Inc.*	7,466	1,172,087
ZoomInfo Technologies, Inc., Cl. A*	11,423	698,973
		2,853,584
LIFE SCIENCES TOOLS & SERVICES—1.6%
Quanterix Corp.*	12,270	610,923

THE ALGER ETF TRUST	ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—2.5%
ChampionX Corp.*	41,409	$925,905
PAPER PACKAGING—2.1%
Ranpak Holdings Corp., Cl. A*	28,897	775,018
PHARMACEUTICALS—2.1%
Catalent, Inc.*	5,924	788,307
REGIONAL BANKS—4.4%
Signature Bank	5,952	1,620,611
RESTAURANTS—3.5%
Chipotle Mexican Grill, Inc., Cl. A*	417	757,906
Dutch Bros, Inc., Cl. A*	12,381	536,345
		1,294,251
SEMICONDUCTOR EQUIPMENT—2.9%
Brooks Automation, Inc.	10,417	1,066,180
SPECIALTY STORES—1.9%
Academy Sports & Outdoors, Inc.*	17,717	709,034
SYSTEMS SOFTWARE—3.3%
Palo Alto Networks, Inc.*	1,132	542,228
Zscaler, Inc.*	2,645	693,572
		1,235,800
TRADING COMPANIES & DISTRIBUTORS—5.6%
Herc Holdings, Inc.*	8,303	1,357,208
United Rentals, Inc.*	2,108	739,761
		2,096,969
TRUCKING—2.0%
XPO Logistics, Inc.*	9,457	752,588
TOTAL COMMON STOCKS
(Cost $32,547,906)		35,360,110
Total Investments
(Cost $32,547,906)	95.1%	$35,360,110
Unaffiliated Securities (Cost $32,547,906)		35,360,110
Other Assets in Excess of Liabilities	4.9%	1,811,617
NET ASSETS	100.0%	$37,171,727

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. Each of the Alger Mid Cap 40 ETF and the Alger 35 ETF is a separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities.

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds with maturities of 60 days or less are valued at their amortized cost which does not take into account unrealized capital gains or losses and approximates market value.

Equity securities are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value pursuant to procedures approved by the Board and described further herein.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b)   Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Funds’ Schedules of Investments. Based upon the nature, characteristics, and risks associated with their investments as of September 30, 2021, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,406,829	$1,406,829	$—	$—
Consumer Discretionary	1,636,408	1,636,408	—	—
Energy	173,826	173,826	—	—
Financials	910,444	910,444	—	—
Healthcare	2,503,207	2,503,207	—	—
Industrials	937,519	937,519	—	—
Information Technology	6,561,037	6,561,037	—	—
Real Estate	440,010	440,010	—	—
TOTAL COMMON STOCKS	$14,569,280	$14,569,280	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$14,569,280	$14,569,280	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,853,584	$2,853,584	$—	$—
Consumer Discretionary	4,308,228	4,308,228	—	—
Consumer Staples	1,067,597	1,067,597	—	—
Energy	925,905	925,905	—	—
Financials	3,702,786	3,702,786	—	—
Healthcare	5,481,960	5,481,960	—	—
Industrials	8,161,938	8,161,938	—	—
Information Technology	8,083,094	8,083,094	—	—
Materials	775,018	775,018	—	—
TOTAL COMMON STOCKS	$35,360,110	$35,360,110	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$35,360,110	$35,360,110	$—	$—

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of September 30, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger 35 ETF	$173,208	$—	$173,208	$—
Alger Mid Cap 40 ETF	3,127,851	—	3,127,851	—
Total	$3,301,059	$—	$3,301,059	$—

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

There were no derivative instruments held by the Fund throughout the period or as of September 30, 2021.